EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended August 31, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.20%
From	01-Aug-15	17-Aug-15	15-Sep-15	Floating Allocation Percentage at Month-End	71.05%
To	31-Aug-15	15-Sep-15
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$201,833,333.33
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$737,882.04
Series Nominal Liquidation Amount	1,202,571,215.37

Required Participation Amount	$1,035,904,548.70		Accumulation Account
Excess Receivables	$759,983,553.84		Beginning	-
			Payout	-
Total Collateral	$1,795,888,102.54		Additions	166,666,666.67
			Ending Balance	166,666,666.67
Collateral as Percent of Notes	179.59%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.197600%
Beginning Gross Principal Pool Balance	$5,127,015,233.35		Applicable Margin	0.300000%
Total Principal Collections	$(2,045,991,826.81)			0.497600%
Investment in New Receivables	$2,174,912,724.99
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(6,726,863.40)		Interest	400,844.44	0.40
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.40
Less Net CMA Offset	$(542,297,320.30)
Less Servicing Adjustment	$(5,266,319.49)		Total Due Investors	400,844.44	0.497600%
Ending Balance	$4,701,645,628.34		Servicing Fee	$1,038,775.63
			Excess Cash Flow	1,538,400.83
SAP for Next Period	38.20%

Average Receivable Balance	$4,647,511,242.17
Monthly Payment Rate	44.02%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,973,794.43
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,973,794.43